Operating Lease Liabilities	12 Months Ended
Mar. 31, 2025
Operating Lease Liabilities [Abstract]
OPERATING LEASE LIABILITIES

Note 18 — OPERATING LEASE LIABILITIES

The Company entered into various non-cancellable operating lease agreements for certain leasehold properties. The Company determines if an arrangement is a lease, or contains a lease, at inception and record the lease in the financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor. The lease terms may include one or more options to extend the lease terms, for periods from one to three years, when it is reasonably certain that the Company will exercise that option.

As of March 31, 2025, the options to extend the leases were recognized as ROU assets — operating leases and operating lease liabilities on the consolidated balance sheets. The Company has elected not to present short-term leases on the consolidated balance sheets as these leases have a lease term of 12 months or less at lease inception.

Future operating lease payments, excluding short-term leases, as of March 31, 2024 and 2025, are detailed as follows:

	As of March 31,
	2024	2025	2025
Operating leases	S$	S$	US$
2025	1,486,401	—	—
2026	1,486,401	1,560,506	1,160,659
2027	923,744	1,286,161	956,609
2028	507,605	1,001,379	744,796
2029	362,903	632,677	470,567
2030	—	397,773	295,852
Thereafter	690,000	502,591	373,813
Total future lease payment	5,457,054	5,381,087	4,002,296
Less: Imputed interest	(729,781)	(719,672)	(535,271)
Present value of operating lease liabilities	4,727,273	4,661,415	3,467,025
Less: Current portion	(1,240,129)	(1,298,058)	(965,458)
Long-term portion of lease liabilities	3,487,144	3,363,357	2,501,567

The following table shows the weighted-average lease terms and discount rates for operating leases:

	2024	2025
Weighted average remaining lease term (Years)
Operating leases	4	3

Weighted average discount rate (%)
Operating leases	5%	6%